Debt - Narrative (Details) € in Thousands, $ in Thousands				12 Months Ended
	Jul. 19, 2019 USD ($)	Jun. 06, 2019 USD ($)	Mar. 13, 2009 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 19, 2019 USD ($)	Sep. 15, 2016	Mar. 10, 2010 USD ($)	Nov. 30, 2006 USD ($)
Debt Instrument [Line Items]
Loss on redemption of debt				$ 0	$ (15,175)	$ 0
Proceeds from Issuance of Subordinated Long-term Debt				$ 494,000
Senior Notes | Notes Issued By Partner Re Finance B LLC
Debt Instrument [Line Items]
Commitment										$ 500,000
Stated interest rate of debt instrument										5.50%
Early repayment of senior debt	$ 500,000
Maturity date				Jun. 01, 2020
Loss on redemption of debt	$ 15,000
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment				$ 500,000				$ 500,000
Stated interest rate of debt instrument				3.70%			3.70%	3.70%
Debt issuance percentage of fair value								99.783%
Issuance of senior notes				$ 496,000
Maturity date				Jul. 02, 2029
Payment frequency				semi-annually
Date of first required interest payment				Jan. 02, 2020
Senior Notes | Notes Issued To Partner Re Finance B LLC
Debt Instrument [Line Items]
Stated interest rate of debt instrument				3.70%			3.70%			5.50%
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC
Debt Instrument [Line Items]
Commitment | €							€ 750,000
Stated interest rate of debt instrument				1.25%			1.25%
Debt issuance percentage of fair value									99.144%
Maturity date				Sep. 15, 2026
Payment frequency				annually
Date of first required interest payment				Sep. 15, 2017
Capital efficient notes | Notes Issued By PartnerRe Finance II Inc
Debt Instrument [Line Items]
Commitment				$ 62,484	$ 62,000						$ 250,000
Amount of debt extinguished		$ 1,000	$ 187,000
Maturity date range start				Dec. 01, 2016
Capital efficient notes | Notes Issued By PartnerRe Finance II Inc | June 1, 2007 - December 1, 2016
Debt Instrument [Line Items]
Stated interest rate of debt instrument				6.44%			6.44%
Payment frequency				semi-annually
Capital efficient notes | Notes Issued By PartnerRe Finance II Inc | December 1, 2016 - December 1, 2066
Debt Instrument [Line Items]
Payment frequency				quarterly
Reference rate for variable rate interest payments				3-month LIBOR
Debt Instrument, Basis Spread on Variable Rate				2.325%
Capital efficient notes | Notes Issued To Partner Re Finance II Inc
Debt Instrument [Line Items]
Commitment											$ 258,000
Carrying amount at balance sheet date				$ 70,000
Amount of debt extinguished		$ 1,000	$ 187,000
Maturity date range end				Dec. 01, 2066
Capital efficient notes | Notes Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment				$ 500,000
Stated interest rate of debt instrument				4.50%			4.50%
Maturity date				Oct. 01, 2050
Payment frequency				semi-annually
Date of first required interest payment				Apr. 01, 2021
Maturity date range start				Oct. 01, 2030
Capital efficient notes | Notes Issued By PartnerRe Finance B LLC | October 1, 2030 To October 1, 2050
Debt Instrument [Line Items]
Reference rate for variable rate interest payments				five-year treasury rate
Capital efficient notes | Notes Issued By PartnerRe Finance B LLC | April 1, 2021 - October 1, 2030 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument				4.50%			4.50%
Debt Instrument, Basis Spread on Variable Rate				3.815%
PartnerRe U.S. Corporation
Debt Instrument [Line Items]
Percentage ownership				100.00%